Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Premises And Equipment) (Details)	12 Months Ended
Mar. 31, 2012 Y
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	15
Premises and equipment, Useful life, Maximum, years	50
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	2
Premises and equipment, Useful life, Maximum, years	20
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	3
Premises and equipment, Useful life, Maximum, years	39